General Information (Details)	Dec. 31, 2020	Dec. 30, 2020 BRL (R$)	Oct. 21, 2019 $ / shares shares	Mar. 15, 2019 BRL (R$)	Jan. 04, 2019	Jun. 26, 2018 shares	Jan. 26, 2018 shares
General Information [Abstract]
Pag Seguro digital has control of the shares Pag Seguro Brazil	99.99%
Subsidiarie BBN Banco de Negocios S.A. [Member]
General Information [Abstract]
Pagseguro Group Acquired The Share Capital And Obtained The Control Of BBN Banco de Negocios S.A					100.00%
Netpos Serviços de informática S.A. [Member]
General Information [Abstract]
Percentage of voting equity interests acquired				10.00%
Cash transferred | R$				R$ 1,500,000,000
BoletoFlex Tecnologia e Serviços LTDA. ("BoletoFlex") [Member]
General Information [Abstract]
Percentage of voting equity interests acquired		20.00%
Cash transferred | R$		R$ 15,000,000
Shares offered by PagSeguro Digital | Class A common shares
General Information [Abstract]
Global Offering Of Shares						11,550,000	50,925,642
Intial offer price per share | $ / shares			$ 39.00
Secondary Public Offering Shares Issued			16,750,000
Common shares, per value/$ per shares | $ / shares			$ 39.00
Shares were offered by the controlling shareholder UOL [Member] | Class A common shares
General Information [Abstract]
Global Offering Of Shares						26,400,000	70,267,746